Cash Distributions	6 Months Ended
Jun. 30, 2020
Cash Distributions
Cash Distributions

16. Cash Distributions

On February 5, 2020, the board of directors of the Partnership approved and declared a quarterly cash distribution, with respect to the quarter ended December 31, 2019, of $0.561 per common unit. The cash distribution of $26,754 was paid on February 21, 2020 to all unitholders of record as of February 18, 2020.

On February 5, 2020, the board of directors of the Partnership approved and declared a distribution on the Series A Preference Units of $0.5390625 per preference unit, a distribution on the Series B Preference Units of $0.5125 per preference unit and a distribution on the Series C Preference Units of $0.53125 per preference unit. The aggregate cash distributions of $7,582 were paid on March 16, 2020 to all unitholders of record as of March 9, 2020.

On May 6, 2020, the board of directors of the Partnership approved and declared a quarterly cash distribution of $0.125 per common unit for the quarter ended March 31, 2020. The cash distribution of $5,967 was paid on May 21, 2020 to all unitholders of record as of May 18, 2020.

On May 14, 2020, the board of directors of the Partnership approved and declared a distribution on the Series A Preference Units of $0.5390625 per preference unit, a distribution on the Series B Preference Units of $0.5125 per preference unit and a distribution on the Series C Preference Units of $0.53125 per preference unit. The aggregate cash distributions of $7,582 were paid on June 15, 2020 to all unitholders of record as of June 8, 2020.